Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Collateral Posted Related to Credit-Risk-Related Contingent Features	$ 0	$ 0
Fair Values of Derivative Instruments Containing Credit Risk-Related Contingent Features in a Net Liability Position	3	$ 1
Derivative, Collateral, Right to Reclaim Cash	$ 15